PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:
Computers and peripheral equipment	$53,937	$48,159
Office furniture and equipment	7,332	6,636
Building	46,707	39,935
Leasehold improvements	8,769	7,977

	116,745	102,707
Accumulated depreciation	68,053	61,158

Property and equipment, net	$48,692	$41,549